Inspire Global Hope ETF
FUND SUMMARY - Inspire Global Hope ETF
Investment Objective:

The Inspire Global Hope ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Index (“Large Cap Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inspire Global Hope ETF Inspire Global Hope ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of Fund shares. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire Global Hope ETF | Inspire Global Hope ETF | USD ($)	62	226	403	917

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year period ended November 30, 2017, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Global Hope Large Cap Index (the “Index”). The index provider selects foreign (including emerging markets) and domestic equity securities included in the Russell 1,000 Index, MSCI EAFE Index, and MSCI Emerging Markets Large Cap Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices

The methodology then assigns a positive score based on whether the company has publically available policies and procedures regarding involvement in activities that align with biblical values in the following categories:

• Products and services (curing or treating disease; enhancing educational opportunities; providing food, water, shelter, clothing and sanitation for the poor and marginalized; and, providing Christian-themed products or services);

• Workplace (encouraging more time with family; providing above average compensation when compared to industry peers; providing above average employee benefit packages when compared to industry peers; and providing a safe and healthy workplace environment);

• Community (benefit the communities in which they do business through philanthropy and volunteerism); and

• Environment (protect and preserve the environment).

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 400 securities with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Index will typically be comprised of 50% domestic securities, 40% in developed foreign securities, and 10% in emerging market securities. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security.

The equity securities included in the Index are typically foreign and domestic equity securities of companies with capitalization of $5 billion or more. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies in at least 3 countries outside the U.S. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Large Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Large Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate.

• Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants in large blocks known as “Creation Units.” You may incur brokerage costs when selling Shares. Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s net asset value.

▪ The market price of the Shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s net asset value, which is reflected in the bid and ask price for the Shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s net asset value.

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Large Cap Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Large Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Large Cap Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Large Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Large Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Large Cap Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Large Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Large Cap Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Large Cap Index does not.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Inspire Small/Mid Cap Impact ETF
FUND SUMMARY - Inspire Small/Mid Cap Impact ETF
Investment Objective:

The Inspire Small/Mid Cap Impact ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Index (“Small/Mid Cap Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inspire Small/Mid Cap Impact ETF Inspire Small/Mid Cap Impact ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of Fund shares. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire Small/Mid Cap Impact ETF | Inspire Small/Mid Cap Impact ETF | USD ($)	62	267	488	1,214

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year period ended November 30, 2017, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the I Small/Mid Cap Index. The index provider selects domestic small and mid capitalization equity securities included in the Russell 2,000 Index and S&P 400 Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

The methodology then assigns a positive score based on whether the company has publicly available policies and procedures regarding involvement in activities that align with biblical values in the following categories:

• Products and services (curing or treating disease; enhancing educational opportunities; providing food, water, shelter, clothing and sanitation for the poor and marginalized; and, providing Christian-themed products or services);

• Workplace (encouraging more time with family; providing above average compensation when compared to industry peers; providing above average employee benefit packages when compared to industry peers; and providing a safe and healthy workplace environment);

• Community (benefit the communities in which they do business through philanthropy and volunteerism); and

• Environment (protect and preserve the environment).

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 500 securities with the highest Inspire Impact Scores are included in the Small/Mid Cap Index and are equally weighted. The Inspire Impact Scores of the securities in the Small/Mid Cap Index are reviewed periodically (at least annually), and the Small/Mid Cap Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Small/Mid Cap Index and replaced with a higher scoring security. The adviser is also the index provider.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic small and mid capitalization equity securities. The index provider defines small and mid capitalization companies to be those with a market cap of less than $10 billion. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Small/Mid Cap Index concentrates in an industry or group of industries.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Small/Mid Cap Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Small/Mid Cap Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value and price of Shares to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its Shares to fluctuate.

• Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by Authorized Participants in large blocks known as “Creation Units.” A retail investor may incur brokerage costs when selling Shares

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s net asset value.

▪ The market price for the Shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s net asset value.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Small/Mid Cap Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Small/Mid Cap Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Small/Mid Cap Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Small/Mid Cap Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Small/Mid Cap Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Small/Mid Cap Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, Small/Mid Cap Small/Mid Cap while the Index does not.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Inspire Corporate Bond Impact ETF
FUND SUMMARY - Inspire Corporate Bond Impact ETF
Investment Objective:

The Inspire Corporate Bond Impact ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Index (“Corporate Bond Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inspire Corporate Bond Impact ETF Inspire Corporate Bond Impact ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.21%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement	(0.90%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of Fund shares. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire Corporate Bond Impact ETF | Inspire Corporate Bond Impact ETF | USD ($)	62	389	738	1,725

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year period ended November 30, 2017, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire Corporate Bond Impact Index (the “Index”). The index provider selects domestic corporate bonds issued by companies that have market capitalizations of $5 billion or more and are included in the S&P 500 Investment Grade Corporate Bond Index using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices.

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. Two hundred fifty (250) Bonds from the top 200 issuers with the highest Inspire Impact Scores are included in the Index and are equally weighted. The Inspire Impact Scores of the securities in the Index are reviewed periodically (at least annually), and the Index is rebalanced quarterly. If, upon review, the Inspire Impact Score of a security falls below an acceptable level, the security is removed from the Index and replaced with a higher scoring security. The adviser is also the index provider.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in domestic corporate bonds. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Corporate Bond Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Corporate Bond Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV only in large blocks known as “Creation Units.” A retail investor may incur brokerage costs when selling Shares.

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Corporate Bond Index or the selling of shares of that security is otherwise required upon a rebalancing of the Corporate Bond Index as addressed in the Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Corporate Bond Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Corporate Bond Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Corporate Bond Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Corporate Bond Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Corporate Bond Index does not.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.

Inspire 100 ETF
FUND SUMMARY Inspire 100 ETF
Investment Objective:
The Inspire 100 ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inspire 100 ETF Inspire 100 ETF
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	3.48%
Total Annual Fund Operating Expenses	3.78%
Fee Waiver and/or Expense Reimbursement	(3.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of the Fund. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund's expense cap in place at the time such expenses were waived, and (ii) the Fund's current expense cap at the time of recoupment. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Inspire 100 ETF | Inspire 100 ETF | USD ($)	36	837	1,657	3,798

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year period ended November 30, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the Inspire 100 Index (the “Index”). The index provider selects domestic large capitalization equity securities (capitalizations of $20 billion or more) using the index provider’s Inspire Impact Score®, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on the world through various environmental, social and governance criterion.

The methodology removes from the investment universe the securities of any company that has any degree of participation in activities that do not align with biblical values, which are:

• abortion;

• gambling;

• alcohol;

• tobacco;

• pornography;

• the LGBT lifestyle; and

• rights violations such as association with or doing business in terrorist sponsoring countries, countries having oppressive systems of government, and countries where there are known human rights violations related to the persecution or severe discrimination against Christians, and poor labor practices

The methodology then assigns a positive score based on whether the company has publicly available policies and procedures regarding involvement in activities that align with biblical values in the following categories:

• Products and services (curing or treating disease; enhancing educational opportunities; and providing food, water, shelter, clothing and sanitation for the poor and marginalized);

• Workplace (encouraging more time with family; providing above average compensation when compared to industry peers; providing above average employee benefit packages when compared to industry peers; and providing a safe and healthy workplace environment);

• Community (benefit the communities in which they do business through philanthropy and volunteerism); and

• Environment (protect and preserve the environment).

The index provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The 100 securities with the highest Inspire Impact Scores are included in the Index and are market capitalization weighted. The Inspire Impact Scores of the securities in the Index are reviewed semi-annually for activities that would cause it to be removed from the investment universe due to participation in the activities described above that do not align with biblical values, and the Index is rebalanced annually. If, upon review, the Inspire Impact Score of a security falls below the threshold level for inclusion in the Index, the security is removed from the Index and replaced with a higher scoring security.

The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index. The Fund may or may not hold all of the securities in the Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The adviser is also the index provider.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk. Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score(R) and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score(R).

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

• Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

• Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

• Not Individually Redeemable. Shares are not individually redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV in large blocks known as “Creation Units.” A retail investor may incur brokerage costs when selling Shares.

• Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

• Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

○ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

○ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s net asset value.

○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Limited History of Operations Risk. The Fund is a new fund with a limited history of operations for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting Inspireinvesting.com or by calling 877.658.9473.